Short-Term Borrowings - Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
FHLB Advances
Short-term Debt [Line Items]
Commercial real estate and residential mortgage loans pledged under blanket agreement	$ 2,072	$ 2,053
Repurchase agreements and Federal Funds Purchased
Short-term Debt [Line Items]
Securities pledged to secure repurchase agreements	$ 648	$ 667